General and Administrative Expenses	12 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses

NOTE 15 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses as of June 30, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Employee compensation and benefits	$961,976	$705,542	$532,263
Travel and communication expenses	69,488	68,041	62,236
Consulting fees	59,445	116,828	79,718
Depreciation and amortization expenses	105,981	96,125	127,870
Entertainment	144,159	365,038	251,556
Office and miscellaneous	267,745	412,013	137,512
Total	$1,608,794	$1,763,587	$1,191,155